SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 10 – SHARE-BASED COMPENSATION

The Company has an Equity Incentive Plan (the “Plan”) under which the Company may grant restricted stock awards and stock options for up to 7,500 ordinary shares. Both incentive stock options and non-qualified stock options expire ten years from the date of the grant or 90 days after the termination of employment of the grantee.

Stock Options

The fair value of options and share awards granted under the stock option plan during the year ended December 31, 2023 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

2023
Risk-free interest rates	3.58% - 4.39%
Expected life of options	5 years
Expected volatility	83.12% - 92.32%
Expected dividend yield	0.00%

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance at January 1, 2024	151	$49,656.80	8.70
Forfeited/Expired	(11)	67,692.00
Balance at December 31, 2024	140	49,656.78	7.72
Forfeited/Expired	(2)	52,500.70
Balance at December 31, 2025	138	48,351.27	6.73
Exercisable at December 31, 2025	107	$53,736.00	6.63

The following table summarizes the Company’s non-vested stock options:

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2024	116	$22,667.20
Options forfeited/cancelled	(6)	19,074.80
Options vested	(47)	20,294.20
At December 31, 2024	63	22,547.61
Options vested	(31)	26,261.79
At December 31, 2025	32	$18,739.24

For the years ended December 31, 2025, 2024 and 2023, the Company recognized $883,326, $977,096 and $1,092,820 of stock compensation expense relating to stock options, respectively. As of December 31, 2025, there was $592,968 of unrecognized stock compensation expense related to non-vested stock options granted under the Plan. The cost is expected to be recognized over a weighted-average period of approximately four years.

Restricted Stock Awards

From time-to-time the Company issues time-based restricted stock awards (“RSAs”) under the Plan. The fair value of the non-vested shares is measured at the market price of a share on the date of grant and will be recognized as share-based compensation expense over the requisite service period. Grants vest over a period ranging from one to four years based on continued employment or service. The ordinary shares underlying the RSAs are not considered issued and outstanding until vested.

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted-Average Grant Date Fair Value Per Share
Outstanding at January 1, 2024	0.25	$69,670.80
Forfeited	(0.19)	23,230.20
Vested	(0.06)	69,370.80
Outstanding at December 31, 2024	$-	$-

For the years ended December 31, 2025, 2024 and 2023, the Company recognized $0, $3,927 and $60,967 of stock compensation expense relating to RSAs, respectively. As of December 31, 2025, there was $0 of unrecognized share-based compensation expense related to non-vested RSAs.